Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Greater China Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,426		$ 10,460	$ 13,571	$ 14,306	$ 14,490	$ 22,177	$ 20,345	$ 13,354	$ 11,331	$ 10,207	$ 14,615
Columbia Greater China Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,124	14,469	15,290	15,526	23,823	21,910	14,417	12,253	11,064	15,880
Columbia Greater China Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,097	14,426	15,265	15,523	23,844	21,952	14,467	12,324	11,148	16,016
MSCI China Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI China Index (Net)
Accumulated Value	10,000		10,804	14,585	14,616	13,849	19,015	18,046	12,959	11,983	11,652	17,201
Hang Seng Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Hang Seng Index
Accumulated Value	$ 10,000		$ 10,594	$ 12,781	$ 12,708	$ 11,742	$ 11,618	$ 11,901	$ 9,093	$ 8,384	$ 8,248	$ 11,505